WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 24.7%
Argentina - 0.3%
Argentine Republic Government
International Bond, Senior Notes	1.000%	7/9/29	730,361		$311,864
Argentine Republic Government
International Bond, Senior Notes	0.125%	7/9/30	16,237,114		6,373,067
Argentine Republic Government
International Bond, Senior Notes	0.125%	7/9/35	1,882,485		664,517
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	2,650,000		980,526	*(a)(b)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,850,000		698,394	*(a)(b)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	2,280,000		843,623	*(a)(b)

Total Argentina					9,871,991

Brazil - 2.5%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	67,555,000	BRL	12,692,833
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	213,849,000	BRL	43,567,142
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	23,207,000	BRL	4,874,937
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	5,560,000		6,192,144
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	3,180,000		3,756,375
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	9,080,000		10,086,019

Total Brazil					81,169,450

China - 3.9%
China Government Bond, Senior Notes	3.390%	5/21/25	140,000,000	CNY	21,977,142	(c)
China Government Bond, Senior Notes	3.290%	5/23/29	671,000,000	CNY	102,076,873

Total China					124,054,015

Colombia - 0.0%††
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	500,000		638,250

Egypt - 0.0%††
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	1,190,000		1,245,911	(a)

Indonesia - 1.6%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	1,000,000		1,041,740	(c)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report	1

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - (continued)
Indonesia Treasury Bond	7.000%	5/15/27	544,513,000,000	IDR	$41,072,168
Indonesia Treasury Bond, Senior Notes	7.500%	6/15/35	100,987,000,000	IDR	7,709,914

Total Indonesia					49,823,822

Italy - 5.2%
Italy Buoni Poliennali Del Tesoro, Senior Notes	2.300%	10/15/21	138,160,000	EUR	168,833,123	(c)

Kenya - 0.2%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	4,260,000		4,618,939	(c)
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	910,000		1,001,976	(a)

Total Kenya					5,620,915

Mexico - 7.6%
Mexican Bonos, Bonds	10.000%	12/5/24	352,420,000	MXN	20,740,384
Mexican Bonos, Bonds	8.000%	11/7/47	3,200,030,000	MXN	178,566,115
Mexican Bonos, Senior Notes	8.500%	5/31/29	329,390,000	MXN	19,538,241
Mexican Bonos, Senior Notes	7.750%	11/13/42	327,861,500	MXN	17,926,551
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	3,310,000		3,624,649
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	3,380,000		3,905,776

Total Mexico					244,301,716

Nigeria - 0.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	4,970,000		5,237,600	(a)

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	510,000		762,096
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	2,520,000		3,860,123

Total Peru					4,622,219

Russia - 3.1%
Russian Federal Bond — OFZ	7.000%	1/25/23	746,890,000	RUB	10,285,864
Russian Federal Bond — OFZ	7.000%	8/16/23	992,840,000	RUB	13,743,419
Russian Federal Bond — OFZ	7.750%	9/16/26	659,350,000	RUB	9,708,704
Russian Federal Bond — OFZ	8.150%	2/3/27	613,510,000	RUB	9,196,216
Russian Federal Bond — OFZ	7.050%	1/19/28	1,249,561,000	RUB	17,844,908
Russian Federal Bond — OFZ	6.900%	5/23/29	997,790,000	RUB	14,171,605

See Notes to Schedule of Investments.

2	Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Russia - (continued)
Russian Federal Bond — OFZ	7.650%	4/10/30	1,497,220,000	RUB	$22,289,861
Russian Federal Bond — OFZ	7.250%	5/10/34	93,150,000	RUB	1,342,021

Total Russia					98,582,598

TOTAL SOVEREIGN BONDS (Cost - $820,169,657)					794,001,610

CORPORATE BONDS & NOTES - 22.8%
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 0.9%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	7,270,000		7,641,133	(a)
AT&T Inc., Senior Notes	3.100%	2/1/43	6,300,000		6,501,079
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	3,040,000		3,308,660	(a)
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	3,000,000		4,044,215
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	5,000,000		6,278,607

Total Diversified Telecommunication Services					27,773,694

Entertainment - 0.1%
Netflix Inc., Senior Notes	5.375%	2/1/21	1,020,000		1,030,200
Netflix Inc., Senior Notes	5.875%	2/15/25	2,845,000		3,255,747

Total Entertainment					4,285,947

Interactive Media & Services - 0.1%
Alphabet Inc., Senior Notes	2.050%	8/15/50	4,000,000		3,890,579

Media - 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	3,470,000		3,655,472	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	3,100,000		3,269,725	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,400,000		1,477,007	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	7,950,000		8,412,292	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	640,000		676,848
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	100,000		115,857

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report	3

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,000,000	$2,864,189
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	7,500,000	8,985,757
DISH DBS Corp., Senior Notes	5.875%	11/15/24	4,660,000	4,962,900
Fox Corp., Senior Notes	5.476%	1/25/39	3,000,000	4,170,752
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	2,500,000	3,683,868
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	880,000	922,350	(a)

Total Media				43,197,017

Wireless Telecommunication Services - 0.7%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	1,500,000	2,236,770
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	450,000	466,110	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	650,000	844,724
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	3,980,000	6,115,788
Sprint Corp., Senior Notes	7.875%	9/15/23	180,000	207,827
Sprint Corp., Senior Notes	7.625%	2/15/25	1,973,000	2,366,367
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	200,000	200,970
T-Mobile USA Inc., Senior Notes	6.000%	4/15/24	130,000	132,649
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	5,000,000	5,175,250	(a)
T-Mobile USA Inc., Senior Secured Notes	3.300%	2/15/51	5,000,000	5,251,100	(a)

Total Wireless Telecommunication Services				22,997,555

TOTAL COMMUNICATION SERVICES				102,144,792

CONSUMER DISCRETIONARY - 2.4%
Automobiles - 0.5%
Ford Motor Credit Co. LLC, Senior Notes	3.336%	3/18/21	1,000,000	1,003,920
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	5,250,000	5,381,198
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	200,000	216,190

See Notes to Schedule of Investments.

4	Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - (continued)
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	5,580,000	$5,636,916
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	3,220,000	3,332,700
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	250,000	252,291
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	1,290,000	1,303,545

Total Automobiles				17,126,760

Diversified Consumer Services - 0.2%
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	2,900,000	3,150,125	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,370,000	1,662,577

Total Diversified Consumer Services				4,812,702

Hotels, Restaurants & Leisure - 0.8%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	502,000	512,703	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	460,000	460,575	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	310,000	351,046
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	4,240,000	4,493,594	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	1,100,000	1,140,414
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	1,800,000	1,940,625	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	230,000	235,318
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	2,630,000	2,743,419
McDonald’s Corp., Senior Notes	4.200%	4/1/50	5,000,000	6,459,562
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	3,540,000	3,441,995	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	3,890,000	3,982,387	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,110,000	1,114,745	(a)

Total Hotels, Restaurants & Leisure				26,876,383

Household Durables - 0.3%
Lennar Corp., Senior Notes	4.500%	4/30/24	1,510,000	1,673,435

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report	5

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Durables - (continued)
Lennar Corp., Senior Notes	4.750%	5/30/25	160,000	$183,752
Lennar Corp., Senior Notes	5.250%	6/1/26	606,000	718,752
Lennar Corp., Senior Notes	5.000%	6/15/27	340,000	403,750
Lennar Corp., Senior Notes	4.750%	11/29/27	2,200,000	2,612,500
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	1,650,000	2,148,094
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	1,850,000	1,967,937

Total Household Durables				9,708,220

Specialty Retail - 0.3%
Home Depot Inc., Senior Notes	3.350%	4/15/50	3,000,000	3,571,932
Lowe’s Cos. Inc., Senior Notes	3.000%	10/15/50	5,000,000	5,396,544

Total Specialty Retail				8,968,476

Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	450,000	473,906	(a)
Hanesbrands Inc., Senior Notes	5.375%	5/15/25	3,760,000	4,006,769	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,840,000	1,980,300	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	3,460,000	3,559,475
Total Textiles, Apparel & Luxury Goods				10,020,450

TOTAL CONSUMER DISCRETIONARY				77,512,991

CONSUMER STAPLES - 2.8%
Beverages - 0.9%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	10,000,000	14,417,761
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	2,000,000	2,515,177
Coca-Cola Co., Senior Notes	2.500%	3/15/51	3,000,000	3,129,651
Constellation Brands Inc., Senior Notes	3.750%	5/1/21	4,160,000	4,217,655
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	300,000	326,584
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	1,560,000	1,797,519
Primo Water Holdings Inc., Senior Notes	5.500%	4/1/25	1,980,000	2,049,300	(a)

Total Beverages				28,453,647

Food Products - 0.9%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	908,000	1,002,306
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	1,360,000	1,513,227	(a)
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	432,000	578,149
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	1,130,000	1,575,345
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	330,000	464,667	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	330,000	365,557	(a)

See Notes to Schedule of Investments.

6	Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - (continued)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	1,810,000	$2,076,967
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	4,250,000	5,023,815
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	2,160,000	2,310,335
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	4,010,000	4,530,207	(a)
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	3,440,000	4,276,990	(a)
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	580,000	604,650	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	5/15/28	1,170,000	1,300,894	(a)
Mars Inc., Senior Notes	2.375%	7/16/40	3,000,000	3,092,258	(a)

Total Food Products				28,715,367

Tobacco - 1.0%
Altria Group Inc., Senior Notes	5.800%	2/14/39	5,000,000	6,622,812
Altria Group Inc., Senior Notes	5.950%	2/14/49	7,500,000	10,716,141
Altria Group Inc., Senior Notes	6.200%	2/14/59	2,000,000	2,858,069
BAT Capital Corp., Senior Notes	3.734%	9/25/40	10,000,000	10,535,369
BAT Capital Corp., Senior Notes	3.984%	9/25/50	2,500,000	2,640,539
Total Tobacco				33,372,930

TOTAL CONSUMER STAPLES				90,541,944

ENERGY - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,690,000	1,693,676	(a)
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	5,000,000	5,001,264
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	4,820,000	5,441,197	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	3,160,000	3,281,865	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	830,000	829,411
Devon Energy Corp., Senior Notes	5.000%	6/15/45	5,000,000	5,655,462
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	1,700,000	1,770,059
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	30,000	31,437
EOG Resources Inc., Senior Notes	4.950%	4/15/50	3,000,000	4,133,456
EQT Corp., Senior Notes	3.000%	10/1/22	905,000	910,362
EQT Corp., Senior Notes	3.900%	10/1/27	150,000	148,925
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	5,000,000	5,716,871

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report	7

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	500,000	$614,524	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,850,000	4,063,598	(a)
Kinder Morgan Inc., Senior Notes	5.000%	2/15/21	10,000	10,053	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	300,000	430,526
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	5,000,000	6,339,336
MPLX LP, Senior Notes	4.875%	12/1/24	1,780,000	2,018,030
MPLX LP, Senior Notes	4.875%	6/1/25	1,710,000	1,954,354
MPLX LP, Senior Notes	4.500%	4/15/38	2,000,000	2,221,091
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.375%	1/15/25	410,000	423,069	(a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	53,230,000	61,613,725
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,650,000	1,711,875
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,000,000	922,355
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	330,000	263,967
Range Resources Corp., Senior Notes	5.875%	7/1/22	211,000	212,269
Range Resources Corp., Senior Notes	5.000%	3/15/23	2,347,000	2,298,593
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,680,000	1,563,114
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,300,000	1,480,778
Shell International Finance BV, Senior Notes	3.250%	4/6/50	5,000,000	5,660,405
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	1,320,000	1,330,039
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	700,000	738,063
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	840,000	879,745
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,630,000	1,768,550
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	830,000	931,156

See Notes to Schedule of Investments.

8	Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	2,520,000	$2,684,430	(a)
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	230,000	258,529
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	152,000	199,642
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	5,800,000	7,319,378
WPX Energy Inc., Senior Notes	6.000%	1/15/22	60,000	61,411
WPX Energy Inc., Senior Notes	8.250%	8/1/23	320,000	365,966
WPX Energy Inc., Senior Notes	5.250%	10/15/27	260,000	274,739
WPX Energy Inc., Senior Notes	5.875%	6/15/28	1,110,000	1,197,435

TOTAL ENERGY				146,424,730

FINANCIALS - 1.0%
Banks - 0.6%
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	5,000,000	5,290,999	(d)
CIT Group Inc., Senior Notes	5.000%	8/15/22	2,651,000	2,823,819
CIT Group Inc., Senior Notes	5.000%	8/1/23	710,000	771,681
CIT Group Inc., Senior Notes	4.750%	2/16/24	1,950,000	2,123,677
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	5,000,000	7,159,351	(d)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	2,000,000	2,665,661

Total Banks				20,835,188

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	2,780,000	2,917,713
DAE Funding LLC, Senior Notes	5.750%	11/15/23	820,000	845,625	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	3,270,000	3,420,749	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	1,210,000	1,261,316	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,840,000	3,034,124	(a)

Total Diversified Financial Services				11,479,527

TOTAL FINANCIALS				32,314,715

HEALTH CARE - 3.2%
Biotechnology - 0.2%
AbbVie Inc., Senior Notes	4.050%	11/21/39	5,000,000	6,092,110

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report	9

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - 1.4%
Centene Corp., Senior Notes	4.750%	1/15/25	230,000	$237,355
Centene Corp., Senior Notes	5.375%	6/1/26	850,000	894,625	(a)
Centene Corp., Senior Notes	3.375%	2/15/30	1,490,000	1,564,031
Cigna Corp., Senior Notes	4.800%	8/15/38	5,000,000	6,528,028
Cigna Corp., Senior Notes	4.900%	12/15/48	5,000,000	6,902,045
Fresenius Medical Care U.S. Finance
II Inc., Senior Notes	4.750%	10/15/24	5,070,000	5,630,062	(a)
HCA Inc., Senior Notes	5.375%	2/1/25	2,120,000	2,376,552
HCA Inc., Senior Notes	5.375%	9/1/26	2,030,000	2,310,394
HCA Inc., Senior Notes	5.625%	9/1/28	1,540,000	1,808,383
HCA Inc., Senior Notes	5.875%	2/1/29	4,380,000	5,243,057
HCA Inc., Senior Notes	3.500%	9/1/30	3,110,000	3,223,014
HCA Inc., Senior Notes	7.500%	11/15/95	10,000	12,893
HCA Inc., Senior Secured Notes	4.750%	5/1/23	1,750,000	1,912,910
HCA Inc., Senior Secured Notes	5.000%	3/15/24	890,000	1,001,448
HCA Inc., Senior Secured Notes	5.250%	4/15/25	670,000	782,230
HCA Inc., Senior Secured Notes	5.250%	6/15/26	90,000	106,340
HCA Inc., Senior Secured Notes	4.500%	2/15/27	90,000	103,570
HCA Inc., Senior Secured Notes	5.500%	6/15/47	2,740,000	3,644,250

Total Health Care Providers & Services				44,281,187

Pharmaceuticals - 1.6%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	310,000	344,565	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	830,000	914,174	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	2,380,000	2,620,856	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	5,110,000	5,423,958	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	330,000	365,190	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	350,000	360,588	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	12,847,000	12,979,517
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	3,420,000	3,417,863
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	1,365,000	1,378,343
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	5,100,000	5,111,347
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	940,000	925,345

See Notes to Schedule of Investments.

10	Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	5,050,000	$5,359,691
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	6,310,000	6,907,810
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	7,010,000	6,655,119
Total Pharmaceuticals				52,764,366

TOTAL HEALTH CARE				103,137,663

INDUSTRIALS - 4.0%
Aerospace & Defense - 1.1%
Boeing Co., Senior Notes	5.705%	5/1/40	4,000,000	5,073,096
Boeing Co., Senior Notes	5.805%	5/1/50	10,000,000	13,256,475
Boeing Co., Senior Notes	5.930%	5/1/60	5,000,000	6,786,857
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	2,000,000	2,649,019
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	2,410,000	2,635,335	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	3,410,000	3,618,879	(a)

Total Aerospace & Defense				34,019,661

Air Freight & Logistics - 0.0%††
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	1,610,000	1,614,548	(a)

Airlines - 2.6%
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	9,940,000	9,953,365
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	6,210,000	6,295,444
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	840,000	851,108
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	680,000	650,402
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	6,420,000	7,226,253
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	29,450,000	33,677,498	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	5,930,000	6,265,021	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	5,390,000	5,807,640	(a)
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	29,712	28,565
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	5,670,000	6,159,037	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	6,680,000	7,436,510	(a)

Total Airlines				84,350,843

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report	11

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - 0.1%
Carrier Global Corp., Senior Notes	3.377%	4/5/40	2,000,000	$2,209,355	(a)

Commercial Services & Supplies - 0.1%
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	3,120,000	3,227,250	(a)

Trading Companies & Distributors - 0.1%
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	4,060,000	4,339,125
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	100,000	111,813
Total Trading Companies & Distributors				4,450,938

TOTAL INDUSTRIALS				129,872,595

INFORMATION TECHNOLOGY - 0.4%
Semiconductors & Semiconductor Equipment - 0.3%
NVIDIA Corp., Senior Notes	3.500%	4/1/50	5,000,000	6,118,183
NVIDIA Corp., Senior Notes	3.700%	4/1/60	2,500,000	3,237,224

Total Semiconductors & Semiconductor Equipment				9,355,407

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	3,000,000	3,111,750	(a)

TOTAL INFORMATION TECHNOLOGY				12,467,157

MATERIALS - 1.2%
Chemicals - 0.0%††
OCP SA, Senior Notes	4.500%	10/22/25	1,180,000	1,273,316	(a)

Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	910,000	941,622	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	590,000	615,872	(a)
Ball Corp., Senior Notes	4.000%	11/15/23	310,000	330,954
Graphic Packaging International LLC, Senior Notes	4.875%	11/15/22	960,000	1,010,126
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	48,000	48,609	(a)

Total Containers & Packaging				2,947,183

Metals & Mining - 0.6%
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	2,030,000	2,251,828
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,260,000	1,563,188
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	9,190,000	11,464,663

See Notes to Schedule of Investments.

12	Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	500,000	$662,045
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	240,000	290,219
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,368,000	1,941,390

Total Metals & Mining				18,173,333

Paper & Forest Products - 0.5%
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	2,560,000	2,556,531
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	11,690,000	12,335,873
Total Paper & Forest Products				14,892,404

TOTAL MATERIALS				37,286,236

REAL ESTATE - 0.0%††
Equity Real Estate Investment Trusts (REITs) - 0.0%††
CoreCivic Inc., Senior Notes	4.750%	10/15/27	210,000	177,975
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	1/15/28	1,225,000	1,281,424
TOTAL REAL ESTATE				1,459,399

TOTAL CORPORATE BONDS & NOTES (Cost - $671,024,333)				733,162,222

SENIOR LOANS - 19.8%
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.0%
Delta TopCo Inc., First Lien Term Loan	—	10/7/27	10,120,000	10,040,305	(e)
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.896%	3/1/27	7,494,750	7,339,504	(d)(f)(g)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.641%	1/31/28	15,366,685	15,094,894	(d)(f)(g)

Total Diversified Telecommunication Services				32,474,703

Entertainment - 0.1%
Go Daddy Operating Co. LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.896%	2/15/24	2,521,320	2,489,279	(d)(f)(g)

Media - 1.9%
Charter Communications Operating LLC, Term Loan B1 (1mo. USD LIBOR + 1.750%)	1.900%	4/30/25	3,547,817	3,522,316	(d)(f)(g)
Charter Communications Operating LLC, Term Loan B2 (1mo. USD LIBOR + 1.750%)	1.900%	2/1/27	10,361,385	10,257,772	(d)(f)(g)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.643%	11/18/24	3,077,496	2,985,171	(d)(f)(g)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report	13

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.146%	5/1/26	7,297,517	$7,067,951	(d)(f)(g)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.750%)	2.899%	9/18/26	13,021,260	12,894,537	(d)(f)(g)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	3.828%	1/31/26	2,374,294	2,346,989	(d)(f)(g)
Terrier Media Buyer Inc., Term Loan (1 mo. USD LIBOR + 4.250%)	4.396%	12/17/26	9,753,638	9,643,910	(d)(f)(g)
Univision Communications Inc., 2020 Replacement New First Lien Term Loan (1 mo. USD LIBOR + 3.750%)	4.750%	3/16/26	12,109,455	12,017,556	(d)(f)(g)
Virgin Media Bristol LLC, Term Loan B	—	1/31/29	1,910,000	1,899,018	(e)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	2.641%	4/30/28	638,000	625,297	(d)(f)(g)

Total Media				63,260,517

TOTAL COMMUNICATION SERVICES				98,224,499

CONSUMER DISCRETIONARY - 3.6%
Auto Components - 0.3%
American Axle & Manufacturing Inc., Term Loan B (3 mo. USD LIBOR + 2.250%)	3.000%	4/6/24	2,200,000	2,163,465	(d)(f)(g)
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	3.646%	4/30/26	8,627,792	8,552,299	(d)(f)(g)(h)

Total Auto Components				10,715,764

Commercial Services & Supplies - 0.1%
Atlantic Aviation FBO Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	3.900%	12/6/25	1,296,007	1,283,047	(d)(f)(g)(h)

Diversified Consumer Services - 0.4%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1	4.250%	9/23/26	13,352,068	13,300,475	(d)(f)(g)

Hotels, Restaurants & Leisure - 2.2%
1011778 BC Unlimited Liability Co., Term Loan B4 (1mo. USD LIBOR + 1.750%)	1.896%	11/19/26	12,157,777	11,851,656	(d)(f)(g)
8th Avenue Food & Provisions Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.500%)	3.649%	10/1/25	994,937	991,384	(d)(f)(g)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.896%	7/31/24	5,235,783	5,086,888	(d)(f)(g)

See Notes to Schedule of Investments.

14	Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	1.896%	3/11/25	7,973,400	$7,757,871	(d)(f)(g)
Aramark Services Inc., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.896%	1/15/27	283,575	276,102	(d)(f)(g)
Boyd Gaming Corp., Refinancing Term Loan B (1 week USD LIBOR + 2.250%)	2.345%	9/15/23	1,936,266	1,911,953	(d)(f)(g)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.896%	12/23/24	4,740,092	4,595,221	(d)(f)(g)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 4.500%)	4.646%	7/21/25	8,990,000	8,921,775	(d)(e)(f)(g)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.146%	11/30/23	5,963,519	5,835,399	(d)(f)(g)
Golden Nugget Inc., First Initial Term Loan (2 mo. USD LIBOR + 2.500%)	3.250%	10/4/23	2,066,413	1,970,841	(d)(f)(g)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (3 mo. USD LIBOR + 1.750%)	1.900%	6/22/26	6,007,300	5,872,820	(d)(f)(g)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	2.646%	5/29/26	5,692,771	5,590,182	(d)(f)(g)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	2.896%	8/14/24	7,636,309	7,375,399	(d)(f)(g)
Station Casinos LLC, Term Loan Facility B1 (1 mo. USD LIBOR + 2.250%)	2.500%	2/8/27	3,944,106	3,839,165	(d)(f)(g)

Total Hotels, Restaurants & Leisure				71,876,656

Specialty Retail - 0.6%
Academy Ltd., New Initial Term Loan (1 mo. USD LIBOR + 5.000%)	5.750%	11/5/27	1,230,000	1,213,087	(d)(f)(g)
BJ’s Wholesale Club Inc., Term Loan B	—	2/3/24	1,249,204	1,246,862	(e)
Harbor Freight Tools USA Inc., 2020 Initial Term Loan (1 mo. USD LIBOR + 3.250%)	4.000%	10/19/27	7,930,000	7,889,644	(d)(e)(f)(g)
Michaels Stores Inc., 2020 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	4.250%	10/1/27	4,589,008	4,534,513	(d)(f)(g)
Party City Holdings Inc., 2018 Replacement Term Loan	3.250- 4.100%	8/19/22	1,431,901	1,305,894	(d)(f)(g)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report	15

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - (continued)
PetSmart Inc., Term Loan B2	—	3/11/22	1,220,000	$1,215,756	(e)
Whatabrands LLC, 2020 Refinancing Term Loan	—	8/3/26	160,000	157,914	(e)

Total Specialty Retail				17,563,670

TOTAL CONSUMER DISCRETIONARY				114,739,612

CONSUMER STAPLEs - 0.6%
Food & Staples Retailing - 0.6%
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.396%	1/29/27	1,995,000	1,951,204	(d)(f)(g)
US Foods Inc., 2019 Incremental Term Loan B (1 mo. USD LIBOR + 2.000%)	2.146%	9/13/26	7,462,311	7,212,787	(d)(f)(g)
US Foods Inc., Repriced Term Loan (1 mo. USD LIBOR + 1.750%)	1.896%	6/27/23	9,948,052	9,674,480	(d)(f)(g)

TOTAL CONSUMER STAPLES				18,838,471

FINANCIALS - 2.8%
Capital Markets - 0.3%
Edelman Financial Center LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.146%	7/21/25	3,664,725	3,603,136	(d)(f)(g)
Finco I LLC, 2020 Term Loan (1 mo. USD LIBOR + 2.500%)	2.646%	6/27/25	1,280,622	1,269,149	(d)(e)(f)(g)
First Eagle Holdings Inc., 2018
Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	2.720%	2/1/27	2,224,218	2,182,712	(d)(f)(g)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.146%	7/3/24	4,645,731	4,574,303	(d)(f)(g)

Total Capital Markets				11,629,300

Diversified Financial Services - 2.0%
Alpha Topco Ltd. - Delta 2 (Lux) SARL, USD 2018 Incremental New Facility Loan B3 (1 mo. USD LIBOR + 2.500%)	3.500%	2/1/24	950,000	928,560	(d)(f)(g)
Citadel Securities LP, Term Loan Facility B (1 mo. USD LIBOR + 2.750%)	2.896%	2/27/26	7,061,983	7,048,742	(d)(f)(g)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. USD LIBOR + 3.750%)	4.750%	4/9/27	10,428,863	10,415,826	(d)(f)(g)
Jane Street Group LLC, Dollar Term Loan	3.146- 3.233%	1/31/25	5,618,495	5,593,914	(d)(f)(g)
Stars Group Holdings BV, USD Term Loan (3 mo. USD LIBOR + 3.500%)	3.720%	7/10/25	5,120,137	5,136,404	(d)(f)(g)

See Notes to Schedule of Investments.

16	Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
TKC Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.750%	2/1/23	2,628,659	$2,480,250	(d)(f)(g)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.896%	11/16/26	14,915,616	14,730,200	(d)(f)(g)
UFC Holdings LLC, Term Loan B (6 mo. USD LIBOR + 3.250%)	4.250%	4/29/26	12,061,538	11,971,077	(d)(f)(g)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.141%	3/1/26	5,531,751	5,514,464	(d)(f)(g)

Total Diversified Financial Services				63,819,437

Insurance - 0.5%
AmWINS Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.750%)	3.750%	1/25/24	1,476,158	1,473,299	(d)(e)(f)(g)
Asurion LLC, Fourteenth Amendment Replacement Term Loan B4 (1 mo. USD LIBOR + 3.000%)	3.146%	8/4/22	6,258,584	6,241,817	(d)(f)(g)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.146%	11/3/24	4,662,399	4,625,244	(d)(f)(g)
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	3.146%	11/3/23	3,616,853	3,586,902	(d)(f)(g)

Total Insurance				15,927,262

TOTAL FINANCIALS				91,375,999

HEALTH CARE - 4.2%
Health Care Providers & Services - 2.8%
Elanco Animal Health Inc., Term Loan (1 mo. USD LIBOR + 1.750%)	1.899%	8/1/27	3,525,555	3,477,904	(d)(f)(g)
EyeCare Partners LLC, First Lien Initial Delayed Draw Term Loan	—	2/18/27	511,756	492,032	(e)
EyeCare Partners LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.896%	2/18/27	2,135,671	2,053,358	(d)(f)(g)
Global Medical Response Inc., 2020 Term Loan (3 mo. USD LIBOR + 4.750%)	5.750%	10/2/25	4,874,494	4,811,125	(d)(f)(g)
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 week USD LIBOR + 2.000%)	2.095%	11/15/27	14,464,643	14,268,763	(d)(f)(g)
HCA Inc., Term Loan B12 (1 mo. USD LIBOR + 1.750%)	1.896%	3/13/25	1,224,328	1,222,882	(d)(f)(g)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	3.500%	8/18/22	13,974,856	13,966,122	(d)(f)(g)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.896%	11/17/25	14,161,310	14,005,309	(d)(f)(g)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report	17

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	3.750%	6/7/23	10,519,052	$10,391,508	(d)(f)(g)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.250%)	4.396%	8/6/26	7,873,721	7,854,036	(d)(f)(g)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.400%	3/5/26	7,914,298	7,820,316	(d)(f)(g)
Sotera Health Holdings LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.500%)	5.500%	12/11/26	10,388,516	10,404,099	(d)(f)(g)

Total Health Care Providers & Services				90,767,454

Health Care Technology - 0.7%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	4.750%	2/11/26	11,893,570	11,848,969	(d)(f)(g)
Change Healthcare Holdings LLC, Closing Date Term Loan (3 mo. USD LIBOR + 2.500%)	3.500%	3/1/24	11,348,274	11,256,954	(d)(f)(g)

Total Health Care Technology				23,105,923

Life Sciences Tools & Services - 0.0%††
Parexel International Corp., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.896%	9/27/24	1,000,000	980,312	(d)(f)(g)

Pharmaceuticals - 0.7%
Bausch Health Cos. Inc., First Incremental Term Loan (1 mo. USD LIBOR + 2.750%)	2.893%	11/27/25	1,030,000	1,014,764	(d)(f)(g)
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.143%	6/2/25	8,269,120	8,181,732	(d)(f)(g)
Endo Luxembourg Finance Company I SARL, Initial Term Loan	—	4/29/24	2,820,000	2,745,975	(e)
Milano Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.000%)	4.750%	10/1/27	8,800,000	8,741,331	(d)(f)(g)

Total Pharmaceuticals				20,683,802

TOTAL HEALTH CARE				135,537,491

INDUSTRIALS - 3.2%
Aerospace & Defense - 0.5%
Avolon TLB Borrower 1 US LLC, Term Loan B5	—	12/20/27	2,410,000	2,401,464	(e)
Boeing Co., Term Loan (3 mo. USD LIBOR + 1.250%)	1.470- 1.500%	2/7/22	13,650,000	13,456,620	(d)(f)(g)

Total Aerospace & Defense				15,858,084

See Notes to Schedule of Investments.

18	Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - 0.5%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 4.750%)	5.750%	4/29/23	13,805,400	$13,960,711	(d)(f)(g)
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.750%	10/20/27	1,910,000	1,957,154	(d)(f)(g)

Total Airlines				15,917,865

Commercial Services & Supplies - 1.7%
Allied Universal Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	4.396%	7/10/26	12,779,218	12,714,529	(d)(f)(g)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.646%	10/1/26	15,330,692	15,112,705	(d)(f)(g)
Garda World Security Corp., First Lien Term Loan B (1 mo. USD LIBOR + 4.750%)	4.900%	10/30/26	3,964,367	3,962,714	(d)(f)(g)
GFL Environmental Inc., 2018 Incremental Term Loan (3 mo. USD LIBOR + 3.000%)	4.000%	5/30/25	10,230,000	10,222,184	(d)(f)(g)
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.500%)	4.646%	8/27/25	13,425,718	13,420,120	(d)(f)(g)

Total Commercial Services & Supplies				55,432,252

Road & Rail - 0.4%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.220%	12/30/26	13,495,550	13,421,932	(d)(e)(f)(g)

Trading Companies & Distributors - 0.1%
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.688%	8/15/25	3,128,000	3,091,506	(d)(f)(g)

TOTAL INDUSTRIALS				103,721,639

INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.1%
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.396%	4/4/26	3,770,955	3,717,083	(d)(f)(g)

IT Services - 0.4%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	3.896%	9/30/24	14,053,056	14,045,243	(d)(e)(f)(g)

Software - 0.5%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.146%	10/16/26	15,372,750	15,262,251	(d)(f)(g)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report	19

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC, Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.000%)	2.750%	9/19/25	9,524,653	$9,521,443	(d)(f)(g)
Western Digital Corp., New Term Loan B4 (3 mo. USD LIBOR + 1.750%)	1.893%	4/29/23	3,305,082	3,300,124	(d)(f)(g)

Total Technology Hardware, Storage & Peripherals				12,821,567

TOTAL INFORMATION TECHNOLOGY				45,846,144

MATERIALS - 0.6%
Containers & Packaging - 0.5%
Berry Global Inc., Term Loan W (1 mo. USD LIBOR + 2.000%)	2.128%	10/1/22	9,102,208	9,080,163	(d)(f)(g)
Berry Global Inc., Term Loan X (1 mo. USD LIBOR + 2.000%)	2.128%	1/19/24	1,106,906	1,104,225	(d)(e)(f)(g)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.896%	2/4/27	5,093,799	5,039,677	(d)(f)(g)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	2.896%	2/6/23	867,104	857,755	(d)(f)(g)

Total Containers & Packaging				16,081,820

Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.638%	9/4/27	1,840,000	1,844,107	(d)(f)(g)

TOTAL MATERIALS				17,925,927

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.2%
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.896%	12/20/24	6,905,370	6,741,796	(d)(e)(f)(g)

Real Estate Management & Development - 0.2%
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	3.000%	4/18/24	3,540,043	3,424,548	(d)(f)(g)
Realogy Group LLC, Extended 2025 Term Loan (1 mo. USD LIBOR + 2.250%)	3.000%	2/7/25	1,876,376	1,829,077	(d)(f)(g)

Total Real Estate Management & Development				5,253,625

TOTAL REAL ESTATE				11,995,421

TOTAL SENIOR LOANS (Cost - $639,072,869)				638,205,203

COLLATERALIZED MORTGAGE OBLIGATIONS(i) - 14.7%
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. USD LIBOR + 0.180%)	0.330%	6/25/47	4,547,201	3,769,593	(d)

See Notes to Schedule of Investments.

20	Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	6.015%	8/10/45	18,382,644	$8,104,264	(a)(d)
Banc of America Funding Corp., 2015-R3 1A2	0.591%	3/27/36	30,415,496	25,509,385	(a)(d)
Banc of America Funding Trust, 2014-R2 2A2 (1 mo. USD LIBOR + 0.210%)	0.359%	5/26/37	10,642,190	9,402,645	(a)(d)
Banc of America Funding Trust, 2015-R2 9A2	0.422%	3/27/36	17,328,622	15,961,463	(a)(d)
Barclays Commercial Mortgage Trust, 2019-C5 A4	3.063%	11/15/52	25,110,000	28,334,943
BCAP LLC Trust, 2013-RR3 4A2 (1 mo. USD LIBOR + 0.160%)	0.309%	11/26/36	9,702,773	9,252,281	(a)(d)
BCAP LLC Trust, 2014-RR5 1A2 (1 mo. USD LIBOR + 0.225%)	0.599%	1/26/36	26,650,000	24,596,548	(a)(d)
Citigroup Commercial Mortgage Trust, 2019-C7-A4	3.102%	12/15/72	15,000,000	16,938,588
Commercial Mortgage Trust, 2014-CR20 B	4.239%	11/10/47	720,000	762,843	(d)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.637%	6/15/38	22,440	11,138	(d)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	1,762,395	775,454
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.000%, 3.250% floor)	3.250%	12/15/35	6,870,000	6,909,942	(a)(d)(j)
CSMC Trust, 2014-11R 15A2	3.263%	1/27/36	4,228,227	4,128,108	(a)(d)
CSMC Trust, 2014-USA E	4.373%	9/15/37	530,000	392,033	(a)
CSMC Trust, 2014-USA F	4.373%	9/15/37	1,100,000	724,111	(a)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.350%)	5.491%	7/15/32	16,100,000	11,172,666	(a)(d)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS2, IO	10.221%	4/15/36	3,466,865	1,084,677	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	4.750%	12/25/42	2,610,000	2,650,589	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B1 (1 mo. USD LIBOR + 3.750%)	3.900%	4/25/43	25,400,000	25,073,399	(a)(d)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report	21

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	11.900%	5/25/43	17,543,617	$18,876,423	(a)(d)
Federal National Mortgage Association (FNMA)—CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	5.000%	10/25/29	16,410,000	16,862,317	(a)(d)
Federal National Mortgage Association (FNMA)—CAS, 2015-C03 2M2 (1 mo. USD LIBOR + 5.000%)	5.150%	7/25/25	252,191	259,815	(a)(d)
Federal National Mortgage Association (FNMA)—CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	4.400%	1/25/29	9,419,145	9,908,477	(a)(d)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	2,007,146	179,138	(d)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	5,917	5,759	(d)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.504%	5/16/55	7,646,459	188,709	(d)
GS Mortgage Securities Corp., 2014-2R 3B (1 mo. USD LIBOR + 0.610%)	0.759%	11/26/37	15,882,574	13,930,415	(a)(d)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	0.420%	11/25/36	19,961,361	15,575,972	(d)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.596%	11/15/47	3,940,000	3,824,415	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AMS	5.337%	5/15/47	4,739,027	4,310,506
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.092%	2/12/49	581,036	294,004	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.712%	2/15/51	17,494	16,376	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFX	4.625%	1/16/37	49,120,000	46,031,094	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.844%	1/16/37	38,360,000	34,468,512	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	934,799	546,582	(d)

See Notes to Schedule of Investments.

22	Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	408,520	$238,863	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.125%	9/12/49	331,673	125,987	(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 B	4.111%	11/15/52	6,250,000	7,013,279	(d)
Morgan Stanley Capital I Trust, 2006- IQ12 AJ	5.399%	12/15/43	87,791	59,605
Morgan Stanley Capital I Trust, 2007- IQ13 AJ	5.438%	3/15/44	44,708	44,690
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	7,980,000	8,362,167	(a)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%, 3.511% floor)	3.511%	4/18/24	25,140,000	24,744,900	(a)(d)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	2.897%	5/27/23	26,205,154	25,398,588	(a)(d)
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 2.700%)	2.847%	10/27/22	13,268,293	12,877,694	(a)(d)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	1,281,205	1,077,819	(a)
RBSSP Resecuritization Trust, 2013-4 1A2 (1 mo. USD LIBOR + 1.500%)	1.649%	12/26/37	21,819,916	20,475,176	(a)(d)
Residential Accredit Loans Inc., 2007- QS7 1A7 (1 mo. USD LIBOR + 0.550%)	0.700%	5/25/37	6,975,897	5,087,700	(d)
TBW Mortgage-Backed Pass-Through Certificates, 2006-3 4A3, IO (-1.000 x 1 mo. USD LIBOR + 7.100%)	6.950%	7/25/36	19,138,674	3,759,884	(d)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 A5	3.817%	8/15/50	980,000	1,062,480
WFRBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	1,270,000	1,302,143
WFRBS Commercial Mortgage Trust, 2014-C24 C	4.290%	11/15/47	1,630,000	987,971	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $478,255,704)				473,452,130

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 6.3%
U.S. Government Obligations - 6.3%
U.S. Treasury Bonds	1.125%	8/15/40	76,270,000	73,219,200
U.S. Treasury Bonds	1.375%	11/15/40	18,090,000	18,129,572
U.S. Treasury Bonds	3.750%	11/15/43	4,420,000	6,450,955	(k)(l)
U.S. Treasury Bonds	1.250%	5/15/50	27,240,000	25,139,541

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report	23

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Bonds	1.375%	8/15/50	52,380,000	$49,887,858
U.S. Treasury Bonds	1.625%	11/15/50	27,560,000	27,921,725

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $199,616,834)				200,748,851

ASSET-BACKED SECURITIES - 3.3%
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.400%)	0.550%	7/25/36	29,550,000	27,172,794	(a)(d)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	1.650%	10/25/37	8,350,000	8,248,153	(a)(d)
Fremont Home Loan Trust, 2006-B 1A (1 mo. USD LIBOR + 0.150%)	0.299%	8/25/36	16,510,741	7,892,754	(d)
GSAMP Trust, 2005-SEA1 M2 (1 mo. USD LIBOR + 0.900%)	1.050%	1/25/35	4,725,750	4,606,620	(a)(d)
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	15,280,000	15,280,000	(a)
JPMorgan Mortgage Acquisition Trust, 2007-CH4 M2 (1 mo. USD LIBOR + 0.240%)	0.390%	5/25/37	25,250,000	21,990,859	(d)
PFCA Home Equity Investment Trust, 2003-IFC5 A	4.225%	1/22/35	12,476,995	12,643,003	(a)(d)
Residential Asset Mortgage Products Inc., 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	0.500%	8/25/36	8,488,684	8,301,809	(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $106,316,852)				106,135,992

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
Euro Futures, Put @ $1.18	12/4/20	104	13,000,000	4,550
U.S. Treasury 10-Year Notes Futures, Call @ $138.25	12/24/20	73	73,000	27,375
U.S. Treasury Long-Term Bonds Futures, Call @ $172.00	12/24/20	74	74,000	246,281
U.S. Treasury Long-Term Bonds Futures, Call @ $174.50	12/24/20	108	108,000	175,500

TOTAL PURCHASED OPTIONS (Cost - $365,911)				453,706

See Notes to Schedule of Investments.

24	Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.0%††
Argentina - 0.0%††
Argentina Treasury Bond (Cost - $504,116)	1.000%	8/5/21	58,247,415	ARS	$388,792	(m)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,915,326,276)					2,946,548,506

			SHARES
SHORT-TERM INVESTMENTS - 1.4%
BNY Mellon Cash Reserve Fund (Cost - $46,776,310)	0.010%		46,776,310		46,776,310

TOTAL INVESTMENTS - 93.0% (Cost - $2,962,102,586)					2,993,324,816

Other Assets in Excess of Liabilities - 7.0%					224,557,374

TOTAL NET ASSETS - 100.0%					$3,217,882,190

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report	25

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on this security is currently in default as of November 30, 2020.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	All or a portion of this loan is unfunded as of November 30, 2020. The interest rate for fully unfunded term loans is to be determined.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	Securities traded on a when-issued or delayed delivery basis.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.

(l)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(m)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

See Notes to Schedule of Investments.

26	Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CNY	— Chinese Yuan Renminbi
EUR	— Euro
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

Schedule of Written Options
Exchange-Traded Written Options
SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
Australian Dollar Futures, Call	12/4/20	$73.50		52	52,000	$(19,240)
Australian Dollar Futures, Put	12/4/20	72.00		44	44,000	(1,100)
Australian Dollar Futures, Put	12/4/20	72.50		75	75,000	(4,500)
Australian Dollar Futures, Put	12/4/20	73.00		103	103,000	(15,450)
Australian Dollar Futures, Put	1/8/21	72.00		78	78,000	(28,080)
Australian Dollar Futures, Put	1/8/21	73.00		103	103,000	(66,950)
Euro Futures, Call	12/4/20	1.18		155	19,375,000	(298,375)
Euro Futures, Call	12/4/20	1.19		46	5,750,000	(62,100)
Euro Futures, Put	1/8/21	1.18		87	10,875,000	(26,100)
Euro Futures, Put	1/8/21	1.18		104	13,000,000	(42,900)
Euro-Bund Futures, Call	12/23/20	177.00	EUR	147	14,700,000	(177,102)
Euro-Bund Futures, Call	12/23/20	177.50	EUR	227	22,700,000	(186,836)
U.S. Treasury 5-Year Notes Futures, Call	12/24/20	125.50		567	567,000	(314,508)
U.S. Treasury 5-Year Notes Futures, Call	12/24/20	125.75		379	379,000	(127,321)
U.S. Treasury 5-Year Notes Futures, Call	12/24/20	126.00		1,212	1,212,000	(189,375)
U.S. Treasury 5-Year Notes Futures, Put	12/24/20	125.25		111	111,000	(1,734)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report	27

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

Schedule of Written Options (cont’d)
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury 5-Year Notes Futures, Put	12/24/20	$125.75	150	150,000	$(8,203)
U.S. Treasury 10-Year Notes Futures, Call	12/24/20	137.50	111	111,000	(95,391)
U.S. Treasury 10-Year Notes Futures, Call	12/24/20	138.00	1,388	1,388,000	(715,687)
U.S. Treasury 10-Year Notes Futures, Call	12/24/20	138.50	147	147,000	(39,047)
U.S. Treasury 10-Year Notes Futures, Call	12/24/20	139.00	463	463,000	(57,875)
U.S. Treasury 10-Year Notes Futures, Call	12/24/20	139.50	1,783	1,783,000	(111,438)
U.S. Treasury 10-Year Notes Futures, Call	12/24/20	140.00	482	482,000	(15,063)
U.S. Treasury 10-Year Notes Futures, Call	1/22/21	138.50	666	666,000	(333,000)
U.S. Treasury 10-Year Notes Futures, Call	1/22/21	139.00	970	970,000	(303,125)
U.S. Treasury 10-Year Notes Futures, Put	12/24/20	137.50	536	536,000	(100,500)
U.S. Treasury 10-Year Notes Futures, Put	12/24/20	137.75	220	220,000	(55,000)
U.S. Treasury 10-Year Notes Futures, Put	12/24/20	138.00	238	238,000	(81,813)
U.S. Treasury 10-Year Notes Futures, Put	12/24/20	138.50	223	223,000	(132,406)
U.S. Treasury Long-Term Bonds Futures, Call	12/24/20	173.00	178	178,000	(458,906)
U.S. Treasury Long-Term Bonds Futures, Call	12/24/20	174.00	519	519,000	(989,344)
U.S. Treasury Long-Term Bonds Futures, Call	12/24/20	175.00	54	54,000	(73,406)
U.S. Treasury Long-Term Bonds Futures, Call	12/24/20	175.50	111	111,000	(124,875)
U.S. Treasury Long-Term Bonds Futures, Call	12/24/20	176.00	492	492,000	(453,562)
U.S. Treasury Long-Term Bonds Futures, Call	12/24/20	177.00	223	223,000	(132,406)
U.S. Treasury Long-Term Bonds Futures, Call	12/24/20	178.00	148	148,000	(57,813)

See Notes to Schedule of Investments.

28	Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

Schedule of Written Options (cont’d)

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury Long-Term Bonds Futures, Call	12/24/20	$179.00	111	111,000	$(27,750)
U.S. Treasury Long-Term Bonds Futures, Call	1/22/21	175.00	147	147,000	(316,969)
U.S. Treasury Long-Term Bonds Futures, Call	1/22/21	176.00	147	147,000	(248,062)
U.S. Treasury Long-Term Bonds Futures, Put	12/24/20	169.00	111	111,000	(8,672)
U.S. Treasury Long-Term Bonds Futures, Put	12/24/20	170.00	185	185,000	(26,016)
U.S. Treasury Long-Term Bonds Futures, Put	12/24/20	171.00	148	148,000	(37,000)
U.S. Treasury Long-Term Bonds Futures, Put	12/24/20	172.00	276	276,000	(116,438)
U.S. Treasury Long-Term Bonds Futures, Put	12/24/20	172.50	147	147,000	(78,094)
U.S. Treasury Long-Term Bonds Futures, Put	12/24/20	173.00	332	332,000	(223,062)
U.S. Treasury Long-Term Bonds Futures, Put	12/24/20	174.00	73	73,000	(73,000)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $8,629,198)					$(7,055,594)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

EUR	— Euro

At November 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	2,480	12/20	$610,700,069	$618,450,000	$7,749,931
Australian Dollar	2,978	12/20	215,941,038	219,017,010	3,075,972
British Pound	1,391	12/20	113,475,831	116,009,400	2,533,569
Canadian Dollar	656	12/20	49,854,034	50,613,680	759,646
Euro-Bobl	251	12/20	40,482,957	40,539,485	56,528
Euro-BTP	1,636	12/20	281,550,620	294,989,133	13,438,513
Euro-BTP	1,174	3/21	211,894,330	211,559,319	(335,011)
Euro-OAT	103	12/20	20,405,326	20,863,459	458,133
Euro-OAT	394	3/21	78,910,693	78,764,434	(146,259)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report	29

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy (continued)
Japanese Yen	855	12/20	$101,721,631	$102,455,719	$734,088
Mexican Peso	3,107	12/20	71,662,753	76,944,855	5,282,102
Russian Ruble	309	12/20	10,150,260	10,108,163	(42,097)
U.S. Treasury 5-Year Notes	3,292	3/21	414,478,569	414,894,875	416,306
U.S. Treasury Long-Term Bonds	3,593	3/21	627,384,186	628,438,156	1,053,970
U.S. Treasury Ultra Long-Term Bonds	103	3/21	22,085,910	22,251,219	165,309

					35,200,700

Contracts to Sell:
90-Day Eurodollar	419	3/21	104,523,908	104,530,025	(6,117)
Euro	50	12/20	7,429,563	7,469,063	(39,500)
Euro-Bund	3,934	12/20	811,292,962	822,390,750	(11,097,788)
Euro-Bund	2,517	3/21	533,789,878	533,226,853	563,025
Euro-Buxl	264	12/20	68,111,047	71,333,957	(3,222,910)
Japanese 10-Year Bonds	93	12/20	135,196,701	135,429,023	(232,322)
U.S. Treasury 2-Year Notes	2,505	3/21	553,009,967	553,233,163	(223,196)
U.S. Treasury 10-Year Notes	1,606	3/21	221,561,901	221,904,039	(342,138)

					(14,600,946)

Net unrealized appreciation on open futures contracts					$20,599,754

Abbreviation(s) used in this table:

OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)

At November 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	5,500,000	USD	6,544,945	BNP Paribas SA	1/19/21	$25,894
MXN	1,117,806,670	USD	49,132,631	BNP Paribas SA	1/19/21	5,881,565
RUB	1,393,900,547	USD	18,145,590	BNP Paribas SA	1/19/21	19,657
USD	23,631,899	CNH	159,943,057	BNP Paribas SA	1/19/21	(570,857)
USD	3,569,343	EUR	3,000,000	BNP Paribas SA	1/19/21	(14,751)
USD	126,362,741	EUR	106,950,000	BNP Paribas SA	1/19/21	(1,410,205)
BRL	103,500,000	USD	18,253,003	Citibank N.A.	1/19/21	1,049,822
CAD	412,291,379	USD	310,995,485	Citibank N.A.	1/19/21	6,576,157

See Notes to Schedule of Investments.

30	Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	145,180,116	USD	1,393,285	Citibank N.A.	1/19/21	$(1,215)
JPY	14,084,736,688	USD	135,250,258	Citibank N.A.	1/19/21	(197,784)
RUB	1,341,215,725	USD	17,449,332	Citibank N.A.	1/19/21	29,329
RUB	2,580,437,035	USD	33,579,339	Citibank N.A.	1/19/21	48,796
USD	5,851	EUR	4,970	Citibank N.A.	1/19/21	(87)
USD	86,081,308	EUR	72,940,000	Citibank N.A.	1/19/21	(1,059,960)
USD	135,347,938	EUR	115,111,263	Citibank N.A.	1/19/21	(2,175,251)
BRL	53,016,804	USD	9,319,928	Goldman Sachs Group Inc.	1/19/21	567,744
EUR	8,000,000	USD	9,417,016	Goldman Sachs Group Inc.	1/19/21	140,567
GBP	8,000,000	USD	10,339,640	Goldman Sachs Group Inc.	1/19/21	333,101
GBP	52,448,586	USD	67,852,342	Goldman Sachs Group Inc.	1/19/21	2,118,927
RUB	6,919,331,009	USD	86,486,232	Goldman Sachs Group Inc.	1/19/21	3,686,166
USD	37,516,327	EUR	31,811,776	Goldman Sachs Group Inc.	1/19/21	(489,136)
USD	122,687,448	EUR	103,800,000	Goldman Sachs Group Inc.	1/19/21	(1,322,199)
USD	10,870,073	JPY	1,145,254,596	Goldman Sachs Group Inc.	1/19/21	(111,280)
ZAR	284,980,000	USD	16,432,937	Goldman Sachs Group Inc.	1/19/21	1,848,643
IDR	1,292,892,733,489	USD	86,987,333	JPMorgan Chase & Co.	1/19/21	4,130,897
INR	1,625,339,626	USD	21,927,750	JPMorgan Chase & Co.	1/19/21	(86,060)
USD	59,572,488	AUD	82,900,185	JPMorgan Chase & Co.	1/19/21	(1,311,734)
USD	103,969,170	CNY	706,574,482	JPMorgan Chase & Co.	1/19/21	(2,970,255)

Total						$14,736,491

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
RUB	— Russian Ruble
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report	31

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

At November 30, 2020, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†		PAYMENTS RECEIVED BY THE FUND†		UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
JPMorgan Chase & Co.	448,516,000	BRL	1/4/27	BRL-CDI	**	7.044%	**	—	$1,540,797

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
824,019,000		2/28/25	3-Month LIBOR quarterly	0.380% semi-annually	$165,356	$438,592
296,183,000		5/15/27	0.450% semi-annually	3-Month LIBOR quarterly	(741,275)	2,967,481
1,482,510,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	545,460	10,009,792
1,560,270,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	695,311	10,361,070
30,600,000		11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	897,356	2,198,674
43,640,000		10/7/50	1.200% semi-annually	3-Month LIBOR quarterly	343,967	457,078

Total					$1,906,175	$26,432,687

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.35 Index	$325,825,000	12/20/25	5.000% quarterly	$29,312,194	$14,166,242	$15,145,952
Markit CDX.NA.IG.34 Index	139,892,000	6/20/25	1.000% quarterly	2,285,835	(27,854)	2,313,689
Markit CDX.NA.IG.35 Index	961,436,000	12/20/25	1.000% quarterly	23,892,647	17,508,841	6,383,806

Total	$1,427,153,000			$55,490,676	$31,647,229	$23,843,447

See Notes to Schedule of Investments.

32	Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2020 Quarterly Report	33

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series Core Plus Completion Fund (formerly known as Western Asset SMASh Series EC Fund) (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

34

Notes to Schedule of Investments (unaudited) (continued)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

35

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$794,001,610	—	$794,001,610
Corporate Bonds & Notes	—	733,162,222	—	733,162,222
Senior Loans:
Consumer Discretionary	—	104,904,266	$9,835,346	114,739,612
Other Senior Loans	—	523,465,591	—	523,465,591
Collateralized Mortgage Obligations	—	473,452,130	—	473,452,130
U.S. Government & Agency Obligations	—	200,748,851	—	200,748,851
Asset-Backed Securities	—	106,135,992	—	106,135,992
Purchased Options	$453,706	—	—	453,706
Non-U.S. Treasury Inflation Protected Securities	—	388,792	—	388,792
Total Long-Term Investments	453,706	2,936,259,454	9,835,346	2,946,548,506

Short-Term Investments†	—	46,776,310	—	46,776,310

Total Investments	$453,706	$2,983,035,764	$9,835,346	$2,993,324,816

36

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$36,287,092	—	—	$36,287,092
Forward Foreign Currency Contracts	—	$26,457,265	—	26,457,265
OTC Interest Rate Swaps‡	—	1,540,797	—	1,540,797
Centrally Cleared Interest Rate Swaps	—	26,432,687	—	26,432,687
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	23,843,447	—	23,843,447
Total Other Financial Instruments	$36,287,092	$78,274,196	—	$114,561,288

Total	$36,740,798	$3,061,309,960	$9,835,346	$3,107,886,104

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$7,055,594	—	—	$7,055,594
Futures Contracts	15,687,338	—	—	15,687,338
Forward Foreign Currency Contracts	—	$11,720,774	—	11,720,774

Total	$22,742,932	$11,720,774	—	$34,463,706

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

37